Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Current portion of derivative assets (note 12)	$ 2,905	$ 1,016
Current portion of derivative liabilities	(57)	0
Reported Value Measurement
Derivative [Line Items]
Current portion of derivative assets (note 12)	2,905	1,016
Derivative assets	2,973	4,226
Accrued assets (liabilities) $	419	(39)
Current portion of derivative liabilities	(57)	0
Reported Value Measurement | Interest Rate Swap Agreements
Derivative [Line Items]
Current portion of derivative assets (note 12)	2,905	1,016
Derivative assets	2,973	4,226
Accrued assets (liabilities) $	422	(39)
Current portion of derivative liabilities	0	$ 0
Reported Value Measurement | Forward freight agreements
Derivative [Line Items]
Current portion of derivative assets (note 12)	0
Derivative assets	0
Accrued assets (liabilities) $	(3)
Current portion of derivative liabilities	$ (57)